UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Riazzi Asset Management, LLC
Address:  2331 Far Hills Avenue, Suite 200
          Oakwood, OH 45419

Form 13F File Number:  028-13326

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John Riazzi
Title:    Chief Executive Office
Phone:    937-643-1000

Signature, Place, and Date of Signing:

     /s/ John Riazzi                Oakwood, OH               January 5, 2009
     ---------------------          -------------            -----------------
          [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:           94

Form 13F Information Table Value Total:  $   273,424
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

                                    FORM 13F
                               As of: 12/31/2009

Name of Reporting Manager:   Riazzi Asset Manangement

          COLUMN 1                COLUMN 2       COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6  COLUMN 7       COLUMN 8
-----------------------------  --------------    ---------  -------- --------------------- ---------- --------  -------------------
                                                                                                                  VOTING AUTHORITY
                                                             VALUE    SHRS OR   SH/  PUT/  INVESTMENT  OTHER    -------------------
       NAME OF ISSUER          TITLE OF CLASS      CUSIP    (x$1000)  PRN AMT   PRN  CALL  DISCRETION MANAGERS  SOLE    SHARED  OTH
-----------------------------  --------------    ---------  -------- ---------  ---  ----  ---------- --------  ----    ------  ---
ALLIANCE BERNSTEIN             Common Stocks     01881G106      580     20,648             SOLE                   20,648
ALTRIA GROUP                   Common Stocks     02209S103      523     26,633             SOLE                   26,633
BANK OF AMERICA                Common Stocks     060505104      881     58,513             SOLE                   58,513
BLACKROCK INC                  Common Stocks     09247X101      311      1,338             SOLE                    1,338
BP PLC  SPONS ADR              Common Stocks     055622104    1,171     20,198             SOLE                   20,198
BRISTOL MYERS SQUIBB           Common Stocks     110122108    2,116     83,801             SOLE                   83,801
CITIGROUP INC                  Common Stocks     172967101      532    160,837             SOLE                  160,837
COLGATE PALMOLIVE              Common Stocks     194162103      952     11,587             SOLE                   11,587
DUKE ENERGY                    Common Stocks     26441C105    1,073     62,323             SOLE                   62,323
ENERGY TRANSFER PARTNERS       Common Stocks     29273R109      443      9,847             SOLE                    9,847
EXXON MOBIL CORP               Common Stocks     30231G102    1,091     16,004             SOLE                   16,004
GENERAL MARITIME CORP          Common Stocks     Y2693R101      219     31,277             SOLE                   31,277
GOLDMAN SACHS GROUP INC        Common Stocks     38141G104      289      1,709             SOLE                    1,709
JEFFERIES GROUP                Common Stocks     472319102      598     25,209             SOLE                   25,209
KIMBERLY-CLARK                 Common Stocks     494368103      735     11,542             SOLE                   11,542
KRAFT FOODS                    Common Stocks     50075N104      338     12,439             SOLE                   12,439
KROGER CO                      Common Stocks     501044101      450     21,920             SOLE                   21,920
LLOYDS TSB GROUP PLC ADR       Common Stocks     539439109      147     44,937             SOLE                   44,937
LOEWS CORP-CAROLINA GROUP      Common Stocks     544147101      324      4,042             SOLE                    4,042
MARATHON OIL CORP              Common Stocks     565849106      971     31,102             SOLE                   31,102
MERCK & CO INC - NEW           Common Stocks     58933Y105    1,308     35,788             SOLE                   35,788
MICROSOFT CORP                 Common Stocks     594918104    2,987     97,996             SOLE                   97,996
PFIZER INC                     Common Stocks     717081103      568     31,225             SOLE                   31,225
PHILIP MORRIS INTERNATIONAL    Common Stocks     718172109    1,468     30,456             SOLE                   30,456
PROCTER & GAMBL                Common Stocks     742718109      429      7,069             SOLE                    7,069
RAYMOND JAMES FIN              Common Stocks     754730109      676     28,449             SOLE                   28,449
SCHLUMBERGER                   Common Stocks     806857108      880     13,517             SOLE                   13,517
SCHWAB CHARLES CORP            Common Stocks     808513105      382     20,285             SOLE                   20,285
SMUCKER JM CO                  Common Stocks     832696405      308      4,990             SOLE                    4,990
T ROWE PRICE GROUP             Common Stocks     74144T108      277      5,200             SOLE                    5,200
TEEKAY TANKERS                 Common Stocks     Y8565N102      127     14,840             SOLE                   14,840
TRANSOCEAN INC NEW             Common Stocks     H8817H100      609      7,350             SOLE                    7,350
VODAFONE GROUP                 Common Stocks     92857W209    1,470     63,674             SOLE                   63,674
WALT DISNEY CO                 Common Stocks     254687106      597     18,509             SOLE                   18,509
AEGEAN MARINE PETROLEUM NETW   Common Stocks     Y0017S102    9,637    350,683             SOLE                  350,683
ALLETE INC.                    Common Stocks     018522300    3,016     92,294             SOLE                   92,294
AMERICAN SAFETY INSURANCE      Common Stocks     G02995101    1,620    112,079             SOLE                  112,079
ANNALY CAPITAL MANAGEMENT INC  Common Stocks     035710409    2,911    167,757             SOLE                  167,757
APOLLO GROUP A                 Common Stocks     037604105      527      8,704             SOLE                    8,704
BARD C R                       Common Stocks     067383109      553      7,093             SOLE                    7,093
CABOT OIL & GAS                Common Stocks     127097103    4,250     97,492             SOLE                   97,492
CAPSTEAD MORTGAGE CORP         Common Stocks     14067E506    1,618    118,552             SOLE                  118,552
CHATTEM INC                    Common Stocks     162456107    6,029     64,619             SOLE                   64,619
CMS ENERGY                     Common Stocks     125896100    4,394    280,572             SOLE                  280,572
COGENT INC.                    Common Stocks     19239Y108    5,470    526,448             SOLE                  526,448
COMSTOCK RES                   Common Stocks     205768203    1,040     25,638             SOLE                   25,638
CONSOL ENERGY INC              Common Stocks     20854P109      560     11,250             SOLE                   11,250
DEAN FOODS                     Common Stocks     242370104    8,020    444,547             SOLE                  444,547
DIAMOND HILL INVESTMENT GROUP  Common Stocks     25264R207    2,377     37,006             SOLE                   37,006
EXELON CORPORATION             Common Stocks     30161N101      718     14,688             SOLE                   14,688
EZCORP INC                     Common Stocks     302301106    9,308    541,157             SOLE                  541,157
FIDLTY NATL FIN                Common Stocks     31620R105    4,364    324,236             SOLE                  324,236
FIRST CASH FINANCIAL SVCS      Common Stocks     31942D107    5,967    268,896             SOLE                  268,896
FISERV INC                     Common Stocks     337738108      830     17,113             SOLE                   17,113
FRONTIER COMMUNICATIONS        Common Stocks     35906A108    4,655    596,042             SOLE                  596,042
FTI CONSULTING INC             Common Stocks     302941109    8,567    181,654             SOLE                  181,654
GENCO SHIPPING & TRADING       Common Stocks     Y2685T107    5,479    244,826             SOLE                  244,826
GLOBAL IND                     Common Stocks     379336100    2,784    390,449             SOLE                  390,449
GOODRICH PETROLEUM             Common Stocks     382410405    2,347     96,366             SOLE                   96,366
HANESBRANDS INC                Common Stocks     410345102    8,173    338,989             SOLE                  338,989
HCC INSURANCE                  Common Stocks     404132102    7,841    280,345             SOLE                  280,345
HELIX ENERGY SOLUTIONS GROUP   Common Stocks     42330P107    1,933    164,508             SOLE                  164,508
HOLLY CORP                     Common Stocks     435758305    4,985    194,491             SOLE                  194,491
HYPERCOM CORP                  Common Stocks     44913M105    1,716    541,180             SOLE                  541,180
ICON PLC                       Common Stocks     45103T107    1,638     75,358             SOLE                   75,358
ID SYSTEMS                     Common Stocks     449489103      769    239,478             SOLE                  239,478
ISHARES RUSSELL 2000 VALUE     Common Stocks     464287630    2,741     47,223             SOLE                   47,223
JARDEN CORP                    Common Stocks     471109108    6,315    204,302             SOLE                  204,302
JOHN WILEY & SONS INC          Common Stocks     968223206    7,164    171,067             SOLE                  171,067
KBR INC                        Common Stocks     48242W106    4,619    243,120             SOLE                  243,120
LENDER PROCESSING              Common Stocks     52602E102    8,235    202,542             SOLE                  202,542
LTC PROPERTIES                 Common Stocks     502175102    8,938    334,130             SOLE                  334,130
McDERMOTT INTL                 Common Stocks     580037109    6,590    274,478             SOLE                  274,478
MERCK & CO INC - NEW           Common Stocks     58933Y105      812     22,225             SOLE                   22,225
NAVIGANT CONSULTING CO         Common Stocks     63935N107    5,050    339,858             SOLE                  339,858
NAVIOS MARITIME                Common Stocks     Y62196103    4,669    771,768             SOLE                  771,768
OMEGA HEALTHCARE REIT          Common Stocks     681936100   10,004    514,329             SOLE                  514,329
OMEGA NAVIGATION               Common Stocks     Y6476R105    1,487    476,708             SOLE                  476,708
PARKWAY PPTIES                 Common Stocks     70159Q104    1,319     63,355             SOLE                   63,355
PARTNERRE LTD                  Common Stocks     G6852T105    3,787     50,719             SOLE                   50,719
PETROHAWK ENERGY CORP          Common Stocks     716495106    4,221    175,940             SOLE                  175,940
REPUBLIC SVCS INC              Common Stocks     760759100    4,327    152,849             SOLE                  152,849
STEALTHGAS, INC                Common Stocks     Y81669106    2,467    395,363             SOLE                  395,363
SUPERIOR ENERGY                Common Stocks     868157108    6,824    280,938             SOLE                  280,938
SWIFT ENERGY                   Common Stocks     870738101    6,206    259,002             SOLE                  259,002
TERRA INDUSTRIE                Common Stocks     880915103    5,783    179,644             SOLE                  179,644
THERMO FISHER SCIENTIFIC INC   Common Stocks     883556102    1,053     22,071             SOLE                   22,071
TRANSOCEAN INC NEW             Common Stocks     H8817H100      796      9,615             SOLE                    9,615
UIL HOLDINGS CORP              Common Stocks     902748102    4,335    154,364             SOLE                  154,364
VANTAGE DRILLING               Common Stocks     G93205113    2,188  1,359,289             SOLE                1,359,289
VERISIGN INC                   Common Stocks     92343E102    3,699    152,586             SOLE                  152,586
WARNER CHILCOTT                Common Stocks     G94368100    3,625    127,326             SOLE                  127,326
WINDSTREAM CORP                Common Stocks     97381W104      798     72,640             SOLE                   72,640
WRIGHT EXPRESS CORP            Common Stocks     98233Q105    5,451    171,103             SOLE                  171,103